CONTINGENT LIABILITIES (Commitments) (Details) (USD $)	1 Months Ended	12 Months Ended
	Jan. 31, 2008	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONTINGENT LIABILITIES [Abstract]
Minimum future rentals under operating leases - 2014		$ 2,100,000
Minimum future rentals under operating leases - 2015		1,400,000
Minimum future rentals under operating leases - 2016		1,200,000
Minimum future rentals under operating leases - 2017		1,000,000
Minimum future rentals under operating leases - 2018		992,000
Leasing fees		2,500,000	2,500,000	2,800,000
Term of Frame Product and Service Purchase Agreement	10 years
Term of any renewal period for Frame Product and Service Purchase Agreement	12 months
Aggregate amount obligated to purchase from Telematics		$ 1,200,000